Long-Term borrowings - Long-term debt net of current portions (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Long-Term borrowings
Outstanding Loan Balance	$ 726,797,584	$ 609,771,403
Less: Amounts due for settlement within 12 months	(52,813,708)	(136,860,673)
Long-term borrowings, net of current portion	673,983,876	472,910,730
No later than one year
Long-Term borrowings
Outstanding Loan Balance	52,813,708	136,860,673
Later than one year and not later than five years
Long-Term borrowings
Outstanding Loan Balance	375,933,876	338,510,730
Thereafter
Long-Term borrowings
Outstanding Loan Balance	$ 298,050,000	$ 134,400,000